Consolidated statements of cash flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement [Line Items]
Received for the transfer of working interests	$ 15,000
Coirn Amargo Sur Oeste [Member]
Statement [Line Items]
Payments related to the transfer exploration assets	$ 850